Carrying value and the fair value of financial instruments measured at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets:
Loans		₩ 275,565,766
Loans at amortized cost	₩ 299,609,472
Held-to-maturity financial assets		24,990,680
Other financial assets	16,837,141	12,041,304
Liabilities:
Deposits	265,000,190	249,419,224
Borrowings	29,818,542	27,586,610
Debt securities issued	63,227,699	51,340,821
Other financial liabilities	20,545,181	20,205,312
Carrying value
Assets:
Deposits at amortized cost	14,471,988
Loans		275,565,766
Loans at amortized cost	299,609,472
Held-to-maturity financial assets		24,990,680
Securities at amortized cost	28,478,136
Other financial assets	16,837,141	12,041,304
Financial assets at amortized cost, Total	359,396,737	312,597,750
Liabilities:
Deposits	265,000,190	249,419,224
Borrowings	29,818,542	27,586,610
Debt securities issued	63,227,699	51,340,821
Other financial liabilities	20,545,181	20,205,312
Financial liabilities at amortized cost, Total	378,591,612	348,551,967
Fair value
Assets:
Deposits at amortized cost	14,471,920
Loans		275,988,557
Loans at amortized cost	302,089,329
Held-to-maturity financial assets		25,390,335
Securities at amortized cost	29,676,691
Other financial assets	16,859,986	12,038,310
Financial assets at amortized cost, Total	363,097,926	313,417,202
Liabilities:
Deposits	264,986,928	249,333,154
Borrowings	29,898,645	27,596,841
Debt securities issued	63,506,309	51,277,693
Other financial liabilities	20,233,920	20,179,542
Financial liabilities at amortized cost, Total	378,625,802	348,387,230
Level 1
Assets:
Deposits at amortized cost	3,105,588
Loans		3,065
Loans at amortized cost	590
Held-to-maturity financial assets		7,851,134
Securities at amortized cost	8,607,060
Other financial assets	74,625	79,889
Financial assets at amortized cost, Total	11,787,863	7,934,088
Liabilities:
Deposits	2,801,700	2,922,841
Borrowings	5,708,217	5,958,846
Debt securities issued	0	0
Other financial liabilities	74,638	84,665
Financial liabilities at amortized cost, Total	8,584,555	8,966,352
Level 2
Assets:
Deposits at amortized cost	10,587,086
Loans		845,567
Loans at amortized cost	2,498,193
Held-to-maturity financial assets		17,539,201
Securities at amortized cost	20,986,587
Other financial assets	11,606,369	6,832,567
Financial assets at amortized cost, Total	45,678,235	25,217,335
Liabilities:
Deposits	109,083,014	105,939,876
Borrowings	1,084,036	566,718
Debt securities issued	41,894,406	33,622,407
Other financial liabilities	6,630,725	5,642,143
Financial liabilities at amortized cost, Total	158,692,181	145,771,144
Level 3
Assets:
Deposits at amortized cost	779,246
Loans		275,139,925
Loans at amortized cost	299,590,546
Held-to-maturity financial assets		0
Securities at amortized cost	83,044
Other financial assets	5,178,992	5,125,854
Financial assets at amortized cost, Total	305,631,828	280,265,779
Liabilities:
Deposits	153,102,214	140,470,437
Borrowings	23,106,392	21,071,277
Debt securities issued	21,611,903	17,655,286
Other financial liabilities	13,528,557	14,452,734
Financial liabilities at amortized cost, Total	₩ 211,349,066	₩ 193,649,734